ACQUISITIONS - Business Combination common shares issued (Details)		12 Months Ended
	Dec. 09, 2020 D $ / shares shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Number of trading days | D	20
Number of days window by fifth anniversary of business combination | D	30
Tranche One
Business Acquisition [Line Items]
Trine Founder Shares	5,552,812
Vesting percentage	75.00%
Tranche Two
Business Acquisition [Line Items]
Trine Founder Shares	1,850,938
Vesting percentage	25.00%
Trine
Business Acquisition [Line Items]
BALANCE (in shares)	30,015,000
Less: redemption of Trine shares	(26,049)
Common stock of Trine	29,988,951
Trine Founder Shares	5,552,812	7,403,750
Trine Director Shares	100,000
Shares issued in PIPE	27,497,500
Business Combination and PIPE financing shares	63,139,263
Legacy Desktop Metal shares (1)	161,487,334
BALANCE (in shares)	224,626,597
Share price | $ / shares	$ 12.50